Shareholder Report, Holdings (Details) - Blue Chip Investor Fund	Dec. 31, 2025
Diversified Companies
Holdings [Line Items]
Percent of Net Asset Value	24.82%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.33%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.01%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Berkshire Hathaway Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	24.82%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	15.13%
AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Brookfield Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	8.16%
First Citizens BancShares, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Sirius XM Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The Walt Disney Company
Holdings [Line Items]
Percent of Net Asset Value	4.24%
LKQ Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.44%